Note 3 - Summary of Significant Accounting Policies - Components of Lease Income/Expense (Details)	12 Months Ended
Dec. 31, 2020 AUD ($)
Fixed payment operating lease expense	$ 771,693
Variable payment operating lease expense
Short-term lease expense	100,361
Sub-lease income	$ 180,631